Condensed Financial Information of the Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of the Parent Company Only [Abstract]
Condensed Balance Sheets

	December 31,
(in thousands)	2012	2011
Assets
Cash and due from bank subsidiaries	$1,863	$13,282
Investment in equity securities	1,486	1,486
Investment in subsidiaries	139,849	140,361
Premises and equipment	1	1
Deferred tax asset	1,424	1,611
Other assets	1,022	10

Total assets	$145,645	$156,751

Liabilities and Stockholders’ Equity
Subordinated notes	$49,486	$49,486
Other liabilities	3,939	4,689
Stockholders’ equity	92,220	102,576

Total liabilities and stockholders’ equity	$145,645	$156,751

Condensed Statements of Operations

	For the Years Ended December 31,
	2012	2011	2010
Income
Interest and dividends received from subsidiaries	$4,596	$5,192	$4,405

Total income	4,596	5,192	4,405

Expenses
Interest on subordinated notes	1,381	1,301	1,526
Other	2,889	2,605	2,904

Total expenses	4,270	3,906	4,430

Income (loss) before income tax benefit and equity in undistributed income of subsidiaries	326	1,285	(25)
Income tax benefit	2,257	1,368	1,450
Equity in undistributed income (loss) of subsidiaries	239	204	(4,977)

Net income (loss)	$2,822	$2,857	$(3,552)

Condensed Statements of Cash Flows

(in thousands)	2012	2011	2010
Cash flows from operating activities:
Net income (loss)	$2,822	$2,857	$(3,552)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	1	2	3
Equity in undistributed (income) losses of subsidiaries	(239)	(204)	4,977
Stock based compensation expense	29	58	87
(Increase) decrease in deferred tax asset	(148)	(274)	(38)
Other, net	(813)	(89)	382

Net cash provided by operating activities	1,652	2,350	1,859

Cash flows from investing activities:
Investment in subsidiary	1,072	900	(1,250)

Net cash provided by (used in) investing activities	1,072	900	(1,250)

Cash flows from financing activities:
Redemption of 12,000 shares of preferred stock	(12,000)	0	0
Cash dividends paid—preferred stock	(1,203)	(1,513)	(1,513)
Cash dividends paid—common stock	(940)	(904)	(1,385)

Net cash used in financing activities	(14,143)	(2,417)	(2,898)

Net (decrease) increase in cash and due from banks	(11,419)	833	(2,289)
Cash and due from banks at beginning of year	13,282	12,449	14,738

Cash and due from banks at end of year	$1,863	$13,282	$12,449